Statements of Changes in Capital Deficiency Equity - USD ($) $ in Thousands	Class A Ordinary shares		Class B Ordinary shares		Additional paid-in capital	Accumulated deficit	Total
Balance (in Shares) at Aug. 05, 2021
Issuance of Class B Ordinary Shares to the Sponsor (note 3)				[1]	$ 25		$ 25
Issuance of Class B Ordinary Shares to the Sponsor (note 3) (in Shares)			5,750,000
Surrender of Class B Ordinary Shares to the Company (note 3)				[1]
Surrender of Class B Ordinary Shares to the Company (note 3) (in Shares)			(718,750)
Issuance of Private Units to the Sponsor (note 3)		[1]			9,457		9,457
Issuance of Private Units to the Sponsor (note 3) (in Shares)	945,715
Issuance of public warrants, net of issuance costs (note 3)					13,883		13,883
Accretion of Class A ordinary shares subject to redemption to redemption amount					(23,365)	(7,104)	(30,469)
Net loss for the period						(248)	(248)
Balance at Dec. 31, 2021		[1]		[1]		(7,352)	(7,352)
Balance (in Shares) at Dec. 31, 2021	945,715		5,031,250
forfeiture of Class B ordinary shares (note 3)
forfeiture of Class B ordinary shares (note 3) (in Shares)			(31,250)
Accretion of Class A ordinary shares subject to redemption to redemption amount						(2,826)	(2,826)
Net loss for the period						(272)	(272)
Balance at Dec. 31, 2022		[1]		[1]		$ (10,450)	$ (10,450)
Balance (in Shares) at Dec. 31, 2022	945,715		5,000,000

[1]	Represents an amount less than 1 thousand US Dollars.